INCOME/(LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
INCOME/(LOSS) PER COMMON SHARE
12. INCOME/(LOSS) PER COMMON SHARE
The following table provides a reconciliation between basic and diluted loss per common share:

	For the Years Ended December 31,
	2020	2019
Net income/(loss) attributable to Golden Star shareholders used in calculating basic income/(loss) per share:
From continuing operations	38,518	5,317
From discontinued operations (Note 5)	(90,658)	(72,751)
	(52,140)	(67,434)
Diluted income/(loss)
Net income from continuing operations attributable to Golden Star shareholders:
Used in calculating basic income/(loss) per share	38,518	5,317
Adjustments:
Interest expense on 7% Convertible Debentures	3,615	—
Accretion of 7% Convertible Debentures discount (Note 10)	2,733	—
Gain on fair value of 7% Convertible Debentures embedded derivative (Note 24)	(2,965)	—
Used in calculating diluted income/(loss) per share	41,901	5,317
Net loss from discontinued operations attributable to Golden Star Shareholders	(90,658)	(72,751)
Loss attributable to Golden Star shareholders used in calculating diluted income/(loss) per share	(48,757)	(67,434)

Weighted average number of basic shares (millions)	110.3	109.0
Dilutive securities:
Options	0.1	0.8
Deferred share units	1.3	1.2
Performance and restricted share units	0.4	1.0
UK performance share units	1.3	—
7% Convertible Debentures	11.4	—
Weighted average number of diluted shares (millions)	124.8	112.0

Basic income/(loss) per share
From continuing operations	$0.35	$0.05
From discontinued operations	$(0.82)	$(0.67)
Basic loss per share attributable to Golden Star shareholders	$(0.47)	$(0.62)

Diluted income/(loss) per share
From continuing operations	$0.34	$0.05
From discontinued operations	$(0.82)	$(0.67)
Diluted loss per share attributable to Golden Star shareholders	$(0.47)	$(0.62)